UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

May 31, 2016

SCM-QTLY-0716
1.802200.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.7%
	Principal Amount (000s)	Value (000s)
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.63% 6/7/16, VRDN (a)	$1,500	$1,500
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (a)	1,150	1,150
California - 36.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.4% 6/7/16, LOC Freddie Mac, VRDN (a)	10,800	10,800
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 A2, 0.38% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,800	9,800
Series 2008 C1, 0.38% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,700	14,700
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	20,215	20,215
California Gen. Oblig.:
Series 2003 C3, 0.38% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,435	13,435
Series 2004 B6, 0.38% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,845	6,845
Series 2005 A2-1, 0.38% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,400	2,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.4% 6/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.39% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.41% 6/7/16, LOC Citibank NA, VRDN (a)	3,515	3,515
Series 2001 F, 0.41% 6/7/16, LOC Citibank NA, VRDN (a)	930	930
California Muni. Fin. Auth. Series 2016 A1, 0.41% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	750	750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.33% 6/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,300	7,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	23,500	23,500
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.39% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,300	1,300
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.4% 6/7/16, LOC Citibank NA, VRDN (a)	2,000	2,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.39% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,995	18,995
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.39% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,250	3,250
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)	1,235	1,235
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.38% 6/7/16, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.4% 6/7/16, LOC Freddie Mac, VRDN (a)	3,500	3,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B2, 0.36% 6/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	14,200	14,200
Series 2001 B8, 0.38% 6/7/16 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	10,400	10,400
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	22,155	22,155
Mountain View Multi-family Hsg. Rev. 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)	800	800
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.39% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,515	1,515
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.39% 6/7/16, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 36C, 0.4% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)	11,900	11,900
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.41% 6/7/16, LOC Barclays Bank PLC, VRDN (a)	10,120	10,120
		247,255
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (a)	500	500
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	3,400	3,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.4% 6/1/16, VRDN (a)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (a)	500	500
		4,200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.7% 6/7/16, VRDN (a)	2,400	2,400
Series 2010 B1, 0.7% 6/7/16, VRDN (a)	1,300	1,300
		3,700
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.58% 6/7/16, VRDN (a)	300	300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.45% 6/7/16, LOC RBS Citizens NA, VRDN (a)	930	930
Texas - 0.6%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	1,200	1,200
Series 2009 C, 0.52% 6/1/16, VRDN (a)	700	700
Series 2010 B, 0.53% 6/1/16, VRDN (a)	1,100	1,100
Series 2010 C, 0.52% 6/1/16, VRDN (a)	1,100	1,100
		4,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $263,635)		263,635

Tender Option Bond - 22.6%
California - 22.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series II R 11901, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series Putters 3293, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series Putters 3434, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Putters 3019, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,885	4,885
Series ROC II R 11970-1, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,320	1,320
Series 16 XM0194, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	700	700
Series EGL 14 0005, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	11,050	11,050
Series MS 3144, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,977	1,977
Series ROC II R 11974, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
California Gen. Oblig. Participating VRDN:
Series 16 ZM0200, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,400	1,400
Series DB XF 1041, 0.52% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,700	2,700
California Health Facilities Fing. Auth. Participating VRDN Series 16 ZF0426, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,665	2,665
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series DB 15 XF 0234, 0.49% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,165	1,165
Series DB 3294, 0.55% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,000	3,000
Series MS 3239, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	900	900
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.46% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,790	7,790
Series MS 3096, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900	900
Series ROC II R 11773, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,800	1,800
Los Angeles Dept. Arpt. Rev. Participating VRDN Series 16 XL0005, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,175	3,175
Series Putters 4361, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,670	3,670
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,420	3,420
Series MS 3397, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Series Putters 3309, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,660	6,660
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	925	925
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series 2015 ZF 0242, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	13,075	13,075
Series Putters 3289, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,210	2,210
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.45% 6/7/16 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
RBC Muni. Products, Inc. Trust Bonds Series RBC E67, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,800	3,800
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0311, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,660	4,660
Series ROC II R 12318, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,265	5,265
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000	2,000
Series 2015 ZF0186, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series Putters 3368, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,275	2,275
Series Putters 4401, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
		153,932
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
TOTAL TENDER OPTION BOND
(Cost $154,132)		154,132

Other Municipal Security - 29.5%
California - 28.5%
Berkeley Gen. Oblig. TRAN 1.25% 7/21/16	2,300	2,303
California Econ. Recovery Bonds Series 2009 A:
5% 7/1/16 (Escrowed to Maturity)	1,210	1,215
5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	3,675	3,689
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S1, 0.3% tender 11/3/16, CP mode	4,700	4,700
Series S4, 0.21% tender 7/6/16, CP mode	3,200	3,200
California Gen. Oblig.:
Bonds:
Series 2012, 5% 9/1/16	1,005	1,016
Series 2013, 5% 9/1/16	470	475
Series 2015, 3% 8/1/16	600	603
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	655	663
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	1,300	1,315
Series 2011 A2:
0.44% 6/1/16, LOC Royal Bank of Canada, CP	1,800	1,800
0.5% 7/20/16, LOC Royal Bank of Canada, CP	2,800	2,800
Series A1:
0.41% 6/1/16, LOC Wells Fargo Bank NA, CP	1,100	1,100
0.45% 7/7/16, LOC Wells Fargo Bank NA, CP	3,700	3,700
0.49% 7/28/16, LOC Wells Fargo Bank NA, CP	1,200	1,200
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.55%, tender 12/27/16 (a)	7,700	7,700
California School Cash Reserve Prog. Auth. TRAN Series 2015 A, 2% 6/30/16	500	501
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.46%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	7,300	7,300
Series 2010 B, 0.48%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	9,930	9,930
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1, 0.51% 8/16/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,000	6,000
Series A2, 0.45% 6/3/16 (Liquidity Facility Bank of America NA), CP	2,600	2,600
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series 2015 A, 2% 6/1/16	600	600
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.51% 6/16/16, LOC Bank of The West San Francisco, CP	1,000	1,000
Series B:
0.43% 6/9/16, LOC U.S. Bank NA, Cincinnati, CP	800	800
0.47% 6/16/16, LOC U.S. Bank NA, Cincinnati, CP	2,600	2,600
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	11,275	11,316
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.45% 6/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	6,700	6,700
0.48% 7/1/16 (Liquidity Facility Wells Fargo Bank NA), CP	1,100	1,100
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	27,000	27,036
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2011 A3, 0.41% 6/1/16, LOC Bank of The West San Francisco, CP	500	500
Series 2013 A4:
0.41% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	1,000	1,000
0.42% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	1,978	1,978
Series A1, 0.41% 6/1/16, LOC Wells Fargo Bank NA, CP	2,200	2,200
Series A2, 0.41% 6/1/16, LOC JPMorgan Chase Bank, CP	1,100	1,100
Los Angeles Unified School District Bonds Series 2016 A, 5% 7/1/16	900	904
Oakland Gen. Oblig. TRAN 2% 6/30/16	4,800	4,806
Orange County San District Waste Bonds Series 2011 A, 5% 8/1/16	1,635	1,647
Riverside County Gen. Oblig. TRAN 2% 6/30/16	5,100	5,107
Sacramento Muni. Util. District Elec. Rev.:
Bonds Series 2011 X, 5% 8/15/16	2,600	2,625
Series K1:
0.41% 6/1/16, LOC State Street Bank & Trust Co., Boston, CP	3,200	3,200
0.42% 6/1/16, LOC State Street Bank & Trust Co., Boston, CP	2,100	2,100
Series L1, 0.45% 6/1/16, LOC Barclays Bank PLC, CP	2,800	2,800
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/30/16	7,025	7,034
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B:
0.45% 6/1/16, LOC MUFG Union Bank NA, CP	900	900
0.46% 7/5/16, LOC MUFG Union Bank NA, CP	2,841	2,841
0.47% 7/5/16, LOC MUFG Union Bank NA, CP	3,100	3,100
San Diego Unified School District TRAN Series 2015 A, 2% 6/30/16	9,200	9,212
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds 2% 7/1/16	1,600	1,602
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B1, 0.46% 8/10/16, LOC State Street Bank & Trust Co., Boston, CP	1,600	1,600
San Francisco City & County Gen. Oblig.:
Series 2, 0.42% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	3,509	3,509
Series 3, 0.45% 7/13/16, LOC State Street Bank & Trust Co., Boston, CP	5,002	5,002
San Jose Fin. Auth. Rev. Series 2, 0.45% 6/29/16, LOC U.S. Bank NA, Cincinnati, CP	1,608	1,608
San Jose Int'l. Arpt. Rev. Series A2, 0.35% 6/16/16, LOC Barclays Bank PLC, CP	1,192	1,192
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	2,100	2,102
Turlock Irrigation District Series A, 0.47% 7/6/16, LOC Bank of America NA, CP	1,500	1,500
Vacaville Unified School District Bonds Series 2015 A, 3% 8/1/16	1,135	1,140
Ventura County Ctsf Prtn. Bonds 4.25% 8/15/16	1,000	1,008
Ventura County Gen. Oblig. TRAN 2% 7/1/16	5,300	5,307
Woodland Fin. Auth. Rev. 0.47% 7/5/16, LOC Citibank NA, CP	700	700
		194,286
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	4,070	4,070
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	300	300
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/8/16, CP mode	200	200
Series 1993 A, 0.86% tender 7/7/16, CP mode	800	800
		1,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.85% tender 6/3/16, CP mode	400	400
0.85% tender 6/14/16, CP mode	400	400
		800
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	100	100
TOTAL OTHER MUNICIPAL SECURITY
(Cost $200,556)		200,556
	Shares	Value (000s)

Investment Company - 8.8%
Fidelity Tax-Free Cash Central Fund, 0.38% (d)(e)
(Cost $59,674)	59,675,000	59,674
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $677,997)		677,997
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,694
NET ASSETS - 100%		$680,691

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $5,625,000 or 0.8% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$925
RBC Muni. Products, Inc. Trust Bonds Series RBC E67, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	4/1/16	$3,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$27
Total	$27

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $677,997,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

May 31, 2016

CFS-QTLY-0716
1.802199.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	$3,500	$3,500
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.63% 6/7/16, VRDN (a)	13,600	13,600
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (a)	800	800
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.75% 6/7/16, VRDN (a)(b)	2,100	2,100
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		9,200
California - 40.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(La Terrazza Apts. Proj.) Series 2002 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,530	14,530
(The Artech Bldg. Proj.) Series 2010 B, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	3,200	3,200
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.41% 6/7/16, LOC BNP Paribas SA, VRDN (a)(b)	4,075	4,075
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	23,580	23,580
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Gen. Oblig.:
Series 2004 A9, 0.38% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	49,000	49,000
Series 2004 B6, 0.38% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,455	10,455
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 I, 0.4% 6/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	10,000	10,000
(Scripps Health Proj.) Series 2008 C, 0.36% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)	2,875	2,875
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,650	2,650
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	55,100	55,100
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	4,295	4,295
0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	4,770	4,770
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	2,490	2,490
0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	16,330	16,330
Series 2002 E, 0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	14,190	14,190
Series 2005 D, 0.41% 6/7/16, LOC Citibank NA, VRDN (a)(b)	14,885	14,885
Series 2000 N, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	5,135	5,135
Series 2001 E, 0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,860	17,860
Series 2002 J, 0.4% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	6,200	6,200
Series 2003 M, 0.4% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	7,430	7,430
Series 2004 E, 0.4% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	15,680	15,680
Series 2005 A, 0.4% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	45,235	45,235
Series 2005 B, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	49,310	49,310
Series 2005 F, 0.43% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	9,300	9,300
Series 2006 C, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	3,325	3,325
Series 2006 F, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	7,800	7,800
Series 2007 H, 0.4% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	23,480	23,480
Series 2007 K, 0.43% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	21,865	21,865
Series 2008 B, 0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,920	1,920
Series 2008 C:
0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,760	11,760
0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,845	5,845
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.55% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	6,885	6,885
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.35% 6/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	77,900	77,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.53% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	2,730	2,730
(Recology, Inc. Proj.) Series 2010 A, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	111,695	111,695
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.53% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	1,400	1,400
Series 2011 A, 0.53% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.43% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.54% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	1,300	1,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	900	900
(Crystal View Apt. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	25,575	25,575
(Grove Apts. Proj.) Series X, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.37% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,200	19,200
Series 2001 W2, 0.37% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	27,900	27,900
Series 2001 W3, 0.37% 6/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,100	17,100
(Northwood Apts. Proj.) Series N, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.46% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,445	15,445
(Terraces at Park Marino Proj.) Series I, 0.48% 6/7/16, LOC Bank of The West San Francisco, VRDN (a)(b)	5,080	5,080
(The Belmont Proj.) Series 2005 F, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings at Elk Grove Apts.) Series H, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	7,050	7,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,350	12,350
(Vizcaya Apts. Proj.) Series B, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	20,880	20,880
(Wilshire Court Proj.):
Series AAA, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
Series M, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	20,290	20,286
Series 2000 Y, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,640	8,640
Series 2003 DD, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
California Statewide Cmntys. Dev. Auth. Rev.:
(Oakmont Stockton Proj.) Series 1997 C, 0.45% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,695	8,695
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,050	13,050
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.39% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,360	11,360
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.4% 6/7/16, LOC Citibank NA, VRDN (a)	72,245	72,245
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.48% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Fresno Multi-family Hsg. Rev. Series 2001 A, 0.4% 6/7/16, LOC Fannie Mae, VRDN (a)	4,545	4,545
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.43% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,550	6,550
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.39% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,500	3,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	90,900	90,900
(Promenade Towers Proj.) Series 2000, 0.4% 6/7/16, LOC Freddie Mac, VRDN (a)	35,860	35,860
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B1, 0.39% 6/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,100	4,100
Series 2001 B2, 0.36% 6/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	14,500	14,500
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
(Colonia Corona Apts. Proj.) Series 2004 D, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	8,950	8,950
Mountain View Multi-family Hsg. Rev. 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)	7,000	7,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.4% 6/7/16, LOC Citibank NA, VRDN (a)	50,300	50,300
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	26,490	26,490
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	44,140	44,140
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.52% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,290	1,290
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.4% 6/7/16, LOC Bank of America NA, VRDN (a)	8,275	8,275
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,965	3,965
(Deer Park Apts. Proj.) Issue A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.39% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,100	13,100
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.39% 6/7/16, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(Canyon Rim Apt. Proj.) Series 2000 B, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Delta Village Apts. Proj.) Series A, 0.45% 6/7/16, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
(Stratton Apts. Proj.) Series 2000 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.36% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	26,730	26,730
Series 2010 A2, 0.39% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,965	31,965
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	5,335	5,335
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.46% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.5% 6/7/16, LOC Citibank NA, VRDN (a)(b)	6,150	6,150
(El Paseo Apts. Proj.) Series 2002 B, 0.5% 6/7/16, LOC Citibank NA, VRDN (a)(b)	4,245	4,245
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,275	8,275
(Las Ventanas Apts. Proj.) Series 2008 B, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	20,900	20,900
(Trestles Apts. Proj.) Series 2004 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	10,860	10,860
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.5% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	10,635	10,635
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-2, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	66,785	66,785
(Palo Verde Proj.) Series 2008 A, 0.41% 6/7/16, LOC Barclays Bank PLC, VRDN (a)	3,420	3,420
		2,203,818
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (a)	1,200	1,200
Georgia - 0.8%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	21,750	21,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.4% 6/1/16, VRDN (a)	4,900	4,900
Second Series 1995, 0.4% 6/1/16, VRDN (a)	2,600	2,600
Series 2012, 0.41% 6/1/16, VRDN (a)(b)	11,525	11,525
Effingham County Indl. Dev. Auth. Poll Cont. 0.4% 6/1/16, VRDN (a)	500	500
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (a)	900	900
		42,175
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	3,420	3,420
Iowa - 0.2%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.46% 6/7/16, VRDN (a)(b)	11,000	11,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.55% 6/7/16, VRDN (a)(b)	3,850	3,850
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	1,100	1,100
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	1,300	1,300
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	1,300	1,300
		3,700
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.58% 6/7/16, VRDN (a)	2,000	2,000
Series 2012 A, 0.66% 6/7/16, VRDN (a)(b)	3,300	3,300
		5,300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.45% 6/7/16, LOC RBS Citizens NA, VRDN (a)	8,110	8,110
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.75% 6/7/16, VRDN (a)(b)	800	800
Texas - 1.0%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,800	4,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.75% 6/7/16, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	6,900	6,900
Series 2004, 0.69% 6/7/16, VRDN (a)(b)	7,720	7,720
Series 2009 A, 0.53% 6/1/16, VRDN (a)	4,700	4,700
Series 2009 C, 0.52% 6/1/16, VRDN (a)	13,400	13,400
Series 2010 B, 0.53% 6/1/16, VRDN (a)	4,400	4,400
Series 2010 D:
0.52% 6/1/16, VRDN (a)	6,225	6,225
0.53% 6/1/16, VRDN (a)	1,750	1,750
		53,345
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	4,200	4,200
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.7% 6/7/16, VRDN (a)(b)	3,600	3,600
		7,800
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 6/7/16, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 6/7/16, VRDN (a)	3,000	3,000
		4,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,380,118)		2,380,118

Tender Option Bond - 16.4%
California - 16.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series II R 11901, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Series Putters 3211, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,320	13,320
Series Putters 3293, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 3434, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,195	4,195
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,785	9,785
Series ROC II R 11970-1, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,915	5,915
Series 16 XM 0146, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,010	10,010
Series 16 XM0194, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series EGL 14 0005, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series MS 3346, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series Putters 3960, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Series ROC II R 11974, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series ROC II R 14081, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
California Gen. Oblig. Participating VRDN:
Series 15 XF0129, 0.52% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,500	7,500
Series 15 XF2161, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0200, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,190	12,190
Series 16 ZM0201, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series DB XF 1041, 0.52% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,490	25,490
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XXF0440, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series 16 ZF0426, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,105	3,105
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF0131, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,235	11,235
Series 15 XF2119, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 16 ZF0212, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series 2015 ZF0213, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 15 XF 0234, 0.49% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,000	11,000
Series DB 3294, 0.55% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,850	21,850
Series MS 3239, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	7,330	7,330
Series TD 0036, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California State Univ. Rev. Participating VRDN:
Series 16 ZM0197, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,590	4,590
Series 16 ZM0198, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Series 16 ZM0199, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series 16 ZM0204, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series ROC II R 14001, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	18,500	18,500
Series MS 3250, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,840	8,840
Participating VRDN:
Series 15 ZF2116, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,000	7,000
Series ROC II R 14066, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.62% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.45% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 0.45% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series EGL 08 57, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	17,400	17,400
Series MS 3096, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,600	9,600
Series ROC II R 11728, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,960	10,960
Series ROC II R 11773, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.4% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series Putters 3847, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11842, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
0.46% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3289, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	14,035	14,035
Series Putters 0039, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 3332, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series Putters 3718 Z, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,460	13,460
Series Putters 4330, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 4361, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series MS 3397, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Series ROC 14087, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Hbr. Dept. Rev.:
Bonds:
Series Floaters 09 37C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,800	8,800
Series WF 10 40C, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,220	2,220
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,510	2,510
Series 16 ZF0313, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series Putters 3371, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,495	22,495
Series ROC II R 14059, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	36,805	36,805
Series Putters 3289, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225	2,225
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	10,515	10,515
RBC Muni. Products, Inc. Trust Bonds Series RBC E67, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,765	33,765
San Diego Cmnty. College District:
Bonds Series WF11 87C, 0.55%, tender 6/30/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	9,925	9,925
Participating VRDN:
Series Putters 3963, 0.45% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series RBC O 8, 0.4% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,040	1,040
Series 16 ZF0441, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.5% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,005	7,005
San Diego Unified School District Participating VRDN Series MS 3330, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
Series ROC II R 12318, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	16,455	16,455
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
Univ. of California Revs. Participating VRDN:
Series 16 XL0001, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series 16 ZF0427, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0187, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series BC 13 23U, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3396, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Series Putters 3365, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,885	4,885
Series Putters 3367, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series Putters 3368, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
Series Putters 3961, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series Putters 4288, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series Putters 4421, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		871,750
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
New Jersey - 0.4%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,800	18,800
Texas - 0.0%
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,700	1,700
TOTAL TENDER OPTION BOND
(Cost $894,350)		894,350

Other Municipal Security - 35.7%
California - 34.5%
Berkeley Gen. Oblig. TRAN 1.25% 7/21/16	22,695	22,723
California Econ. Recovery Bonds Series 2009 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	29,215	29,326
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S1, 0.3% tender 11/3/16, CP mode	45,300	45,300
Series S4, 0.21% tender 7/6/16, CP mode	30,800	30,800
California Gen. Oblig.:
Bonds:
Series 2006:
5% 9/1/16	8,435	8,531
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	10,265	10,387
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	1,350	1,366
5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	1,200	1,218
Series 2007, 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	650	664
Series 2013, 5% 9/1/16	5,165	5,223
Series 2015, 3% 8/1/16	4,900	4,921
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	6,385	6,460
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	2,690	2,722
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	4,870	4,928
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	2,775	2,808
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	2,500	2,529
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	1,730	1,750
5% 10/1/16	4,825	4,898
Series 2011 A2:
0.44% 6/1/16, LOC Royal Bank of Canada, CP	15,200	15,200
0.5% 7/20/16, LOC Royal Bank of Canada, CP	24,200	24,200
Series A1:
0.41% 6/1/16, LOC Wells Fargo Bank NA, CP	8,900	8,900
0.45% 7/7/16, LOC Wells Fargo Bank NA, CP	30,045	30,045
0.49% 7/28/16, LOC Wells Fargo Bank NA, CP	9,900	9,900
0.52% 7/6/16, LOC Wells Fargo Bank NA, CP	6,690	6,690
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.55%, tender 12/27/16 (a)	49,300	49,300
California Pub. Works Board Lease Rev. Bonds:
Series 2012, 5% 6/1/16	6,795	6,795
Series 2014 F, 5% 9/1/16	5,900	5,968
Series 2015 E, 5% 9/1/16	4,000	4,047
Series 2015 H, 5% 12/1/16	6,420	6,566
California School Cash Reserve Prog. Auth. TRAN Series 2015 A, 2% 6/30/16	4,500	4,507
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.46%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	70,600	70,600
Series 2010 B, 0.48%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	96,170	96,170
Contra Costa Wtr. District Wtr. Rev. Bonds 5% 10/1/16	2,180	2,214
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1, 0.51% 8/16/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	48,800	48,800
Series A2, 0.45% 6/3/16 (Liquidity Facility Bank of America NA), CP	22,400	22,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series 2015 A, 2% 6/1/16	6,650	6,650
Los Angeles Cmnty. College District Bonds Series 2015 C, 5% 8/1/16	2,850	2,872
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.51% 6/16/16, LOC Bank of The West San Francisco, CP	8,500	8,500
Series B:
0.43% 6/9/16, LOC U.S. Bank NA, Cincinnati, CP	6,700	6,700
0.45% 7/11/16, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
0.47% 6/16/16, LOC U.S. Bank NA, Cincinnati, CP	22,400	22,400
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	96,900	97,257
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.45% 6/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	57,800	57,800
0.48% 7/1/16 (Liquidity Facility Wells Fargo Bank NA), CP	8,900	8,900
Los Angeles Gen. Oblig.:
Bonds Series 2011 B, 5% 9/1/16	1,100	1,113
TRAN 2% 6/30/16	202,000	202,267
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2011 A3, 0.41% 6/1/16, LOC Bank of The West San Francisco, CP	4,500	4,500
Series 2013 A, 0.41% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	5,000	5,000
Series 2013 A4:
0.41% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	7,900	7,900
0.42% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	16,000	16,000
Series A1, 0.41% 6/1/16, LOC Wells Fargo Bank NA, CP	17,800	17,800
Series A2, 0.41% 6/1/16, LOC JPMorgan Chase Bank, CP	8,900	8,900
Los Angeles Unified School District Bonds Series 2016 A, 5% 7/1/16	8,320	8,353
Oakland St Bldg. Auth. Lease Rev. Bonds Series 2015 A, 2% 12/1/16	2,500	2,519
Oakland Gen. Oblig. TRAN 2% 6/30/16	41,445	41,500
Orange County San District Waste Bonds Series 2011 A, 5% 8/1/16	13,500	13,601
Riverside County Gen. Oblig. TRAN 2% 6/30/16	44,900	44,961
Riverside County Trans. Commission Sales Tax Rev. 0.42% 6/14/16, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Sacramento Muni. Util. District Elec. Rev.:
Bonds:
Series 2008 U, 5% 8/15/16	1,000	1,009
Series 2015, 2% 7/1/16	2,825	2,829
Series K1:
0.41% 6/1/16, LOC State Street Bank & Trust Co., Boston, CP	26,800	26,800
0.42% 6/1/16, LOC State Street Bank & Trust Co., Boston, CP	17,900	17,900
Series L1, 0.45% 6/1/16, LOC Barclays Bank PLC, CP	24,200	24,200
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/30/16	60,900	60,975
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B:
0.45% 6/1/16, LOC MUFG Union Bank NA, CP	7,957	7,957
0.47% 7/5/16, LOC MUFG Union Bank NA, CP	25,760	25,760
San Diego Unified School District:
Bonds:
Series 1999 A, 0% 7/1/16	4,495	4,494
Series 2016 F, 0% 7/1/16	3,345	3,344
TRAN Series 2015 A, 2% 6/30/16	82,900	83,010
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds 2% 7/1/16	13,800	13,817
San Francisco Bldg. Auth. Lease Rev. Bonds Series 2015 A, 2% 12/1/16	5,000	5,039
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A1, 0.47% 8/9/16, LOC State Street Bank & Trust Co., Boston, CP (b)	38,000	38,000
Series A3:
0.36% 9/1/16, LOC Royal Bank of Canada, CP (b)	53,000	53,000
0.48% 8/3/16, LOC Royal Bank of Canada, CP (b)	19,000	19,000
0.48% 8/4/16, LOC Royal Bank of Canada, CP (b)	20,000	20,000
0.52% 9/8/16, LOC Royal Bank of Canada, CP (b)	20,000	20,000
Series A4:
0.44% 6/2/16, LOC Wells Fargo Bank NA, CP (b)	36,000	36,000
0.58% 6/2/16, LOC Wells Fargo Bank NA, CP (b)	20,000	20,000
Series B1, 0.46% 8/10/16, LOC State Street Bank & Trust Co., Boston, CP	13,400	13,400
San Francisco City & County Gen. Oblig.:
Series 2, 0.42% 6/1/16, LOC U.S. Bank NA, Cincinnati, CP	28,700	28,700
Series 3, 0.45% 7/13/16, LOC State Street Bank & Trust Co., Boston, CP	42,500	42,500
San Francisco City & County Unified School District Bonds Series 2015, 4% 6/15/16	2,275	2,278
San Jose Fin. Auth. Rev. Series 2, 0.45% 6/29/16, LOC U.S. Bank NA, Cincinnati, CP	13,200	13,200
San Jose Int'l. Arpt. Rev.:
Series A2, 0.35% 6/16/16, LOC Barclays Bank PLC, CP	10,800	10,800
Series B, 0.37% 6/16/16, LOC Barclays Bank PLC, CP (b)	13,045	13,045
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	18,000	18,016
Turlock Irrigation District Series A, 0.47% 7/6/16, LOC Bank of America NA, CP	12,151	12,151
Ventura County Gen. Oblig. TRAN 2% 7/1/16	45,700	45,758
Woodland Fin. Auth. Rev. 0.47% 7/5/16, LOC Citibank NA, CP	6,080	6,080
		1,880,411
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.48%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	25,785	25,785
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	2,200	2,200
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 7/6/16, CP mode	900	900
0.86% tender 7/8/16, CP mode	1,800	1,800
Series 1993 A, 0.86% tender 7/7/16, CP mode	6,200	6,200
Series 1993 B, 0.85% tender 6/14/16, CP mode	3,500	3,500
		12,400
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (b)	1,200	1,200
Series 1990 A1:
0.9% tender 6/14/16, CP mode (b)	6,100	6,100
0.9% tender 6/29/16, CP mode (b)	600	600
Series 1990 B, 0.85% tender 6/3/16, CP mode	3,900	3,900
Series 1990 A, 0.9% tender 7/6/16, CP mode (b)	7,000	7,000
		18,800
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	1,100	1,100
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (b)	2,900	2,900
Grant County Poll. Cont. Rev. Bonds Series 1986, 0.83% tender 6/14/16, CP mode (b)	4,600	4,600
		7,500
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,948,196)		1,948,196
	Shares (000s)	Value (000s)

Investment Company - 3.6%
Fidelity Municipal Cash Central Fund, 0.40% (e)(f)
(Cost $195,488)	195,488	195,488
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $5,418,152)		5,418,152
NET OTHER ASSETS (LIABILITIES) - 0.7%		35,714
NET ASSETS - 100%		$5,453,866

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $85,530,000 or 1.6% of net asset.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,840
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/2/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$18,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E67, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	4/1/16	$33,765
San Diego Cmnty. College District Bonds Series WF11 87C, 0.55%, tender 6/30/16 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,925

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$243
Total	$243

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $5,418,152,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016